August 30, 2002


VIA EDGAR LINK
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


     Re:  The Prudential Variable Contract Account GI-2
          (File No. 333-01031)
          ---------------------------------------------


Dear Commissioners:

     On behalf of Prudential Insurance Company of America and The Prudential Variable Contract Account GI-2 (the "Account"), we hereby submit pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act"), that the Account's semi-annual report for the period ending June 30, 2002 has been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

     In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios: The Prudential Series Fund, Inc. (Class I Shares): Conservative Balanced, Diversified Bond, Equity, Flexible Managed, Global, Government Income, High Yield Bond, Money Market, Natural Resources, Jennison, Small Capitalization Stock, Stock Index, Prudential Value, Zero Coupon Bond 2005 Portfolios; Alliance Variable Products Series Fund, Inc. (Class A Shares): Premier Growth, Real Estate Investment Portfolios; American Century Variable Portfolios, Inc.: VP Balanced, VP International, VP Value Portfolios; Dreyfus Variable Investment Funds - Initial Shares: Disciplined Stock, Small Cap Portfolios; Franklin Templeton Variable Insurance Products Trust (Class 2 Shares): Templeton Developing Markets Securities, Templeton Foreign Securities Funds; Janus Aspen Series (Institutional Shares): Aggressive Growth, Balanced, Flexible Income, Growth, International Growth, Worldwide Growth Portfolios; JPMorgan Series Trust
II: J.P. Morgan Bond, J.P. Morgan U.S. Disciplined Equity, J.P. Morgan International Opportunities, J.P. Morgan Small Company Portfolios; Lazard Retirement Series, Inc.: Small Cap Portfolio; MFS Variable Insurance Trust (Initial Class Shares): MFS Bond, MFS Emerging Growth, MFS Strategic Income, MFS Research Series; Neuberger Berman Advisers Management Trust: AMT Limited Maturity Bond, AMT Partners Portfolios; Scudder Variable Series II: Scudder Government Securities, Scudder High Yield Portfolios; T. Rowe Price Equity Series Inc.: Equity Income, Mid-Cap Growth, New America Growth Portfolios.

Filer/Entity:        Alliance Variable Products Series Fund, Inc. - Premier
                     Growth Portfolio
Registration No.:    811-05398
CIK No.:             0000825316
Accession No.:       0000936772-02-000313
Date of Filing:      08/19/02

Filer/Entity:        Alliance Variable Products Series Fund, Inc. - Real Estate
                     Investment Portfolio
Registration No.:    811-05398
CIK No.:             0000825316
Accession No.:       0000936772-02-000332
Date of Filing:      08/21/02

Filer/Entity:        American Century Variable Portfolios, Inc.
Registration No.:    811-05188
CIK No.:             0000814680
Accession No.:       0000814680-02-000014
Date of Filing:      08/28/02

Filer/Entity:        Dreyfus Variable Investment Funds, Inc.
Registration No.:    811-05125
CIK No.:             0000813383
Accession No.:       0000813383-02-000017
Date of Filing:      08/28/02

Filer/Entity:        The Dreyfus Socially Responsible Growth Fund, Inc.
Registration No.:    811-07044
CIK No.:             0000890064
Accession No.:       0000890064-02-000012
Date of Filing:      08/27/02

Filer/Entity:        Franklin Templeton Variable Insurance Products Trust
Registration No.:    811-05583
CIK No.:             0000837274
Accession No.:       0000837274-02-00025
Date of Filing:      08/27/02

Filer/Entity:        Janus Aspen Series - Institutional Shares
Registration No.:    811-07736
CIK No.:             0000906185
Accession No.:       0001012709-02-001187
Date of Filing:      08/21/02

Filer/Entity:        JP Morgan Series Trust II
Registration No.:    811-08212
CIK No.:             0000916118
Accession No.:       0000912057-02-033033
Date of Filing:      08/21/02

Filer/Entity:        Lazard Retirement Series, Inc.
Registration No.:    811-08071
CIK No.:             0001033669
Accession No.:       0000930413-02-002627
Date of Filing:      08/22/02

Filer/Entity:        MFS Variable Insurance Trust - Bond Portfolio
Registration No.:    811-08326
CIK No.:             0000918571
Accession No.:       0000950156-02-000318
Date of Filing:      08/16/02

Filer/Entity:        MFS Variable Insurance Trust - Emerging Growth Portfolio
Registration No.:    811-08326
CIK No.:             0000918571
Accession No.:       0000950156-02-000323
Date of Filing:      08/19/02

Filer/Entity:        MFS Variable Insurance Trust - Strategic Income Portfolio
Registration No.:    811-08326
CIK No.:             0000918571
Accession No.:       0000950156-02-000316
Date of Filing:      08/16/02

Filer/Entity:        MFS Variable Insurance Trust - Research Portfolio
Registration No.:    811-08326
CIK No.:             0000918571
Accession No.:       0000950156-02-000319
Date of Filing:      08/16/02

Filer/Entity:        Neuberger Berman Advisers Management Trust -
                     Limited Maturity Bond Portfolio
Registration No.:    811-04255
CIK No.:             0000736913
Accession No.:       0000950136-02-002500
Date of Filing:      08/23/02

Filer/Entity:        Neuberger Berman Advisers Management Trust -
                     Partners Portfolio
Registration No.:    811-04255
CIK No.:             0000736913
Accession No.:       0000950136-02-002497
Date of Filing:      08/23/02

Filer/Entity:        Scudder Variable Series II
Registration No.:    811-05002
CIK No.:             0000810573
Accession No.:       0000088053-02-000829
Date of Filing:      08/15/02

Filer/Entity:        T. Rowe Price Equity Series Inc. - Equity Income Portfolio
Registration No.:    811-07143
CIK No.:             0000918294
Accession No.:       0000918294-02-000025
Date of Filing:      08/23/02

Filer/Entity:        T. Rowe Price Equity Series Inc. - Mid-Cap Growth Portfolio
Registration No.:    811-07143
CIK No.:             0000918294
Accession No.:       0000918294-02-000028
Date of Filing:      08/26/02

Filer/Entity:        T. Rowe Price Equity Series Inc. - New America Growth
                     Portfolio
Registration No.:    811-07143
CIK No.:             0000918294
Accession No.:       0000918294-02-000029
Date of Filing:      08/26/02

Filer/Entity         The Prudential Series Fund, Inc.
Registration No.:    811-03623
CIK No.              0000711175
Accession No.:       0000950109-02-004520
Date of Filing:      08/26/02

If you have any questions regarding this filing, please contact me at
(973) 802-9750.



                                               Sincerely,



                                               Diane Brand
                                               Vice President, Corporate Counsel